Investment in associates and joint ventures - Additional information (Details) - EUR (€) € in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value		€ 1,475	€ 1,790
Impairment losses		567	66	€ 35
Share of result from associates and joint ventures		€ 66	€ 82	146
Change in discount rate		1.00%
TMB Public Company Limited [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of ownership interest		23.00%	23.00%
Balance sheet value	€ 1,411	€ 1,202	€ 1,509
Impairment losses	€ 230
Share of result from associates and joint ventures		€ 70	77
Terminal growth rate	3.00%	1.60%
Discount rate (cost of equity)	9.80%	8.49%
Decrease (change) in long term growth rate		5.89%
Change in discount rate		1.53%
Value in use	€ 1,181
Decrease In Forecasted Cash Flow ProjectionsThat Would Reduce Recoverable Amount To Carrying Amount		17.60%
Associates and joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value		€ 1,475	1,790	€ 1,203
Share of result from associates and joint ventures		€ 66	€ 82